Stock Option and bonus plans (Details) - $ / shares	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Accounting Policies [Abstract]
Number of Options	425,000	425,000	425,000
Weighted Average Exercise Price	$ 1.50	$ 1.50	$ 1.50